Segment revenue and expenses - Summary of Earnings (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Operating revenue		$ 12,984	$ 13,179	$ 13,994
Cost of sales		(8,448)	(7,501)	(7,519)
Gross profit		4,536	5,678	6,475
Other income		948	624	322
Exploration and evaluation		(4)	(9)
Depreciation of lease assets		(205)	(300)
Profit before tax and net finance costs		3,889	4,514	3,307
Corporate
Disclosure of operating segments [line items]
Impairment losses	$ (143)
Operating segments
Disclosure of operating segments [line items]
Revenue from sale of hydrocarbons		12,782	12,943	13,801
Other revenue		202	236	193
Operating revenue		12,984	13,179	13,994
Production costs		(1,553)	(1,579)	(1,562)
Royalties, excise and levies		(301)	(372)	(503)
Insurance		(79)	(25)	(60)
Inventory movement		33	84	(37)
Costs of production		(1,900)	(1,892)	(2,162)
Property, plant and equipment depreciation		(5,043)	(4,523)	(3,956)
Other cost of sales		(1,505)	(1,086)	(1,401)
Cost of sales		(8,448)	(7,501)	(7,519)
Gross profit		4,536	5,678	6,475
Other income		948	624	322
Exploration and evaluation expenditure		(179)	(320)	(279)
Amortisation of permit acquisitions		(5)	(8)	(4)
Write-offs		(4)	(9)	(77)
Exploration and evaluation		(188)	(337)	(360)
General, administration and other costs		(482)	(445)	(453)
Amortisation of intangible assets		(22)	(21)	(2)
Depreciation of lease assets		(175)	(210)	(179)
Restoration movement		(340)	(199)	(147)
Other		(245)	(576)	(432)
Other costs		(1,264)	(1,451)	(1,213)
Other expenses		(1,452)	(1,788)	(1,573)
Impairment losses		(143)	0	(1,917)
Profit before tax and net finance costs		3,889	4,514	3,307
Revenue from contracts with customers		12,959	13,163	13,985
Sub-lease income		25	16	9
Gains (losses) on change in fair value of derivatives		137	(314)	(35)
Gain (loss) from hedging activities		204
Evaluation expenditure		17	15	30
Operating segments | Australia
Disclosure of operating segments [line items]
Revenue from sale of hydrocarbons		7,444	8,344	9,784
Other revenue		57	197	18
Operating revenue		7,501	8,541	9,802
Production costs		(1,030)	(1,051)	(1,173)
Royalties, excise and levies		(251)	(349)	(462)
Insurance		(37)	(27)	(41)
Inventory movement		44	55	(40)
Costs of production		(1,274)	(1,372)	(1,716)
Property, plant and equipment depreciation		(2,405)	(2,621)	(2,754)
Other cost of sales		(343)	(166)	(190)
Cost of sales		(4,022)	(4,159)	(4,660)
Gross profit		3,479	4,382	5,142
Other income		207	568	160
Exploration and evaluation expenditure		(34)	(44)	(24)
Amortisation of permit acquisitions		0	0	0
Write-offs		0	(3)	(31)
Exploration and evaluation		(34)	(47)	(55)
General, administration and other costs		(62)	0	0
Amortisation of intangible assets		0	0	0
Depreciation of lease assets		(33)	(58)	(50)
Restoration movement		(379)	(176)	(125)
Other		(60)	(55)	(51)
Other costs		(534)	(289)	(226)
Other expenses		(568)	(336)	(281)
Impairment losses		0	0	(534)
Profit before tax and net finance costs		3,118	4,614	4,487
Gains (losses) on disposals of joint ventures			209
Operating segments | International
Disclosure of operating segments [line items]
Revenue from sale of hydrocarbons		4,069	3,412	2,564
Other revenue		0	(7)	(15)
Operating revenue		4,069	3,405	2,549
Production costs		(523)	(528)	(389)
Royalties, excise and levies		(50)	(23)	(41)
Insurance		(19)	(9)	(11)
Inventory movement		(11)	29	3
Costs of production		(603)	(531)	(438)
Property, plant and equipment depreciation		(2,570)	(1,848)	(1,168)
Other cost of sales		(131)	(93)	(83)
Cost of sales		(3,304)	(2,472)	(1,689)
Gross profit		765	933	860
Other income		364	50	54
Exploration and evaluation expenditure		(145)	(276)	(253)
Amortisation of permit acquisitions		(5)	(8)	(4)
Write-offs		(4)	(6)	(46)
Exploration and evaluation		(154)	(290)	(303)
General, administration and other costs		(67)	0	0
Amortisation of intangible assets		0	0	0
Depreciation of lease assets		(16)	(1)	(14)
Restoration movement		34	6	(22)
Other		(90)	(97)	0
Other costs		(139)	(92)	(36)
Other expenses		(293)	(382)	(339)
Impairment losses		0	0	(1,383)
Profit before tax and net finance costs		836	601	(808)
Gains (losses) on disposals of non-current assets		161
Operating segments | Marketing
Disclosure of operating segments [line items]
Revenue from sale of hydrocarbons		1,269	1,187	1,453
Other revenue		145	46	190
Operating revenue		1,414	1,233	1,643
Production costs		0	0	0
Royalties, excise and levies		0	0	0
Insurance		0	0	0
Inventory movement		0	0	0
Costs of production		0	0	0
Property, plant and equipment depreciation		0	0	0
Other cost of sales		(1,031)	(821)	(1,110)
Cost of sales		(1,031)	(821)	(1,110)
Gross profit		383	412	533
Other income		18	23	26
Exploration and evaluation expenditure		0	0	0
Amortisation of permit acquisitions		0	0	0
Write-offs		0	0	0
Exploration and evaluation		0	0	0
General, administration and other costs		(3)	0	0
Amortisation of intangible assets		0	0	0
Depreciation of lease assets		(78)	(101)	(75)
Restoration movement		0	0	0
Other		(12)	93	(109)
Other costs		(93)	(8)	(184)
Other expenses		(93)	(8)	(184)
Impairment losses		0	0	0
Profit before tax and net finance costs		308	427	375
Operating segments | Corporate
Disclosure of operating segments [line items]
Revenue from sale of hydrocarbons		0	0	0
Other revenue		0	0	0
Operating revenue		0	0	0
Production costs		0	0	0
Royalties, excise and levies		0	0	0
Insurance		(23)	11	(8)
Inventory movement		0	0	0
Costs of production		(23)	11	(8)
Property, plant and equipment depreciation		(68)	(54)	(34)
Other cost of sales		0	(6)	(18)
Cost of sales		(91)	(49)	(60)
Gross profit		(91)	(49)	(60)
Other income		359	(17)	82
Exploration and evaluation expenditure		0	0	(2)
Amortisation of permit acquisitions		0	0	0
Write-offs		0	0	0
Exploration and evaluation		0	0	(2)
General, administration and other costs		(350)	(445)	(453)
Amortisation of intangible assets		(22)	(21)	(2)
Depreciation of lease assets		(48)	(50)	(40)
Restoration movement		5	(29)	0
Other		(83)	(517)	(272)
Other costs		(498)	(1,062)	(767)
Other expenses		(498)	(1,062)	(769)
Impairment losses		(143)	0	0
Profit before tax and net finance costs		(373)	(1,128)	(747)
Intersegment revenue
Disclosure of operating segments [line items]
Other revenue		0	0	0
Intersegment revenue | Australia
Disclosure of operating segments [line items]
Other revenue		(120)	(23)	(166)
Intersegment revenue | International
Disclosure of operating segments [line items]
Other revenue		0	(7)	(15)
Intersegment revenue | Marketing
Disclosure of operating segments [line items]
Other revenue		120	30	181
Intersegment revenue | Corporate
Disclosure of operating segments [line items]
Other revenue		0	0	0
Liquified natural gas | Operating segments
Disclosure of operating segments [line items]
Revenue from sale of hydrocarbons		5,960	6,401	8,165
Liquified natural gas | Operating segments | Australia
Disclosure of operating segments [line items]
Revenue from sale of hydrocarbons		4,800	5,361	6,867
Liquified natural gas | Operating segments | International
Disclosure of operating segments [line items]
Revenue from sale of hydrocarbons		0	0	0
Liquified natural gas | Operating segments | Marketing
Disclosure of operating segments [line items]
Revenue from sale of hydrocarbons		1,160	1,040	1,298
Liquified natural gas | Operating segments | Corporate
Disclosure of operating segments [line items]
Revenue from sale of hydrocarbons		0	0	0
Pipeline gas | Operating segments
Disclosure of operating segments [line items]
Revenue from sale of hydrocarbons		1,324	1,349	1,374
Pipeline gas | Operating segments | Australia
Disclosure of operating segments [line items]
Revenue from sale of hydrocarbons		1,160	1,119	1,088
Pipeline gas | Operating segments | International
Disclosure of operating segments [line items]
Revenue from sale of hydrocarbons		164	230	286
Pipeline gas | Operating segments | Marketing
Disclosure of operating segments [line items]
Revenue from sale of hydrocarbons		0	0	0
Pipeline gas | Operating segments | Corporate
Disclosure of operating segments [line items]
Revenue from sale of hydrocarbons		0	0	0
Crude oil and condensate | Operating segments
Disclosure of operating segments [line items]
Revenue from sale of hydrocarbons		5,257	4,887	3,981
Crude oil and condensate | Operating segments | Australia
Disclosure of operating segments [line items]
Revenue from sale of hydrocarbons		1,313	1,668	1,611
Crude oil and condensate | Operating segments | International
Disclosure of operating segments [line items]
Revenue from sale of hydrocarbons		3,872	3,143	2,246
Crude oil and condensate | Operating segments | Marketing
Disclosure of operating segments [line items]
Revenue from sale of hydrocarbons		72	76	124
Crude oil and condensate | Operating segments | Corporate
Disclosure of operating segments [line items]
Revenue from sale of hydrocarbons		0	0	0
Natural gas liquids | Operating segments
Disclosure of operating segments [line items]
Revenue from sale of hydrocarbons		241	306	281
Natural gas liquids | Operating segments | Australia
Disclosure of operating segments [line items]
Revenue from sale of hydrocarbons		171	196	218
Natural gas liquids | Operating segments | International
Disclosure of operating segments [line items]
Revenue from sale of hydrocarbons		33	39	32
Natural gas liquids | Operating segments | Marketing
Disclosure of operating segments [line items]
Revenue from sale of hydrocarbons		37	71	31
Natural gas liquids | Operating segments | Corporate
Disclosure of operating segments [line items]
Revenue from sale of hydrocarbons		0	0	0
Processing and services revenue | Operating segments
Disclosure of operating segments [line items]
Other revenue		177	220	184
Processing and services revenue | Operating segments | Australia
Disclosure of operating segments [line items]
Other revenue		177	220	184
Processing and services revenue | Operating segments | International
Disclosure of operating segments [line items]
Other revenue		0	0	0
Processing and services revenue | Operating segments | Marketing
Disclosure of operating segments [line items]
Other revenue		0	0	0
Processing and services revenue | Operating segments | Corporate
Disclosure of operating segments [line items]
Other revenue		0	0	0
Shipping and other revenue | Operating segments
Disclosure of operating segments [line items]
Other revenue		25	16	9
Shipping and other revenue | Operating segments | Australia
Disclosure of operating segments [line items]
Other revenue		0	0	0
Shipping and other revenue | Operating segments | International
Disclosure of operating segments [line items]
Other revenue		0	0	0
Shipping and other revenue | Operating segments | Marketing
Disclosure of operating segments [line items]
Other revenue		25	16	9
Shipping and other revenue | Operating segments | Corporate
Disclosure of operating segments [line items]
Other revenue		0	0	0
Shipping and direct sales costs | Operating segments
Disclosure of operating segments [line items]
Other cost of sales		(265)	(305)	(319)
Shipping and direct sales costs | Operating segments | Australia
Disclosure of operating segments [line items]
Other cost of sales		(75)	(89)	(164)
Shipping and direct sales costs | Operating segments | International
Disclosure of operating segments [line items]
Other cost of sales		(87)	(86)	(83)
Shipping and direct sales costs | Operating segments | Marketing
Disclosure of operating segments [line items]
Other cost of sales		(103)	(130)	(54)
Shipping and direct sales costs | Operating segments | Corporate
Disclosure of operating segments [line items]
Other cost of sales		0	0	(18)
Trading costs | Operating segments
Disclosure of operating segments [line items]
Other cost of sales		(1,145)	(695)	(1,068)
Trading costs | Operating segments | Australia
Disclosure of operating segments [line items]
Other cost of sales		(217)	(4)	(12)
Trading costs | Operating segments | International
Disclosure of operating segments [line items]
Other cost of sales		0	0	0
Trading costs | Operating segments | Marketing
Disclosure of operating segments [line items]
Other cost of sales		(928)	(691)	(1,056)
Trading costs | Operating segments | Corporate
Disclosure of operating segments [line items]
Other cost of sales		0	0	0
Other hydrocarbon costs | Operating segments
Disclosure of operating segments [line items]
Other cost of sales		(29)	(51)	(7)
Other hydrocarbon costs | Operating segments | Australia
Disclosure of operating segments [line items]
Other cost of sales		(29)	(51)	(7)
Other hydrocarbon costs | Operating segments | International
Disclosure of operating segments [line items]
Other cost of sales		0	0	0
Other hydrocarbon costs | Operating segments | Marketing
Disclosure of operating segments [line items]
Other cost of sales		0	0	0
Other hydrocarbon costs | Operating segments | Corporate
Disclosure of operating segments [line items]
Other cost of sales		0	0	0
Other | Operating segments
Disclosure of operating segments [line items]
Other cost of sales		(66)	(35)	(7)
Other | Operating segments | Australia
Disclosure of operating segments [line items]
Other cost of sales		(22)	(22)	(7)
Other | Operating segments | International
Disclosure of operating segments [line items]
Other cost of sales		(44)	(7)	0
Other | Operating segments | Marketing
Disclosure of operating segments [line items]
Other cost of sales		0	0	0
Other | Operating segments | Corporate
Disclosure of operating segments [line items]
Other cost of sales		$ 0	$ (6)	$ 0